Taxation - Current and deferred portion of income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current and deferred portion of income tax expense
Current income tax expense/(benefit)	¥ 685		¥ (11,431)	¥ 1,545
Deferred income tax expense/(benefit)			(2,470)	977
Income tax expense/(benefit)	¥ 685	$ 94	¥ (13,901)	¥ 2,522